Business Segments - Schedule of Segment Reporting Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information
Interest and dividend income	$ 646,858	$ 504,815	$ 437,197
Interest expense	59,100	44,704	46,953
Net interest income	587,758	460,111	390,244
Provision for loan losses	30,908	19,060	5,145
Mortgage income	81,122	51,797	64,197
Title revenue	22,837	20,492	20,526
Other non-interest income	116,434	101,339	84,235
Allocated expenses	0	0	0
Non-interest expense	570,305	473,614	472,796
Income before income tax expense	206,938	141,065	81,261
Income tax expense	64,094	35,683	16,133
Net Income	142,844	105,382	65,128
Total loans and loans held for sale, net of unearned income	14,493,675	11,581,116	9,620,461
Total assets	19,504,068	15,757,904	13,365,550
Total deposits	16,178,748	12,520,525	10,737,000
Average assets	18,402,706	14,631,994	13,003,988
Operating Segments | IBERIABANK
Segment Reporting Information
Interest and dividend income	639,793	498,820	431,418
Interest expense	56,222	42,983	45,150
Net interest income	583,571	455,837	386,268
Provision for loan losses	30,908	18,966	5,123
Mortgage income	1,426	71	2
Title revenue	0	0	0
Other non-interest income	116,443	101,401	84,243
Allocated expenses	(16,253)	(11,602)	(7,453)
Non-interest expense	495,158	412,165	406,380
Income before income tax expense	191,627	137,780	66,463
Income tax expense	58,006	34,352	10,299
Net Income	133,621	103,428	56,164
Total loans and loans held for sale, net of unearned income	14,305,663	11,415,973	9,472,908
Total assets	19,220,085	15,537,731	13,167,162
Total deposits	16,173,831	12,515,329	10,734,030
Average assets	18,146,216	14,430,768	12,794,997
Operating Segments | IMC
Segment Reporting Information
Interest and dividend income	7,062	5,992	5,747
Interest expense	2,878	1,721	1,803
Net interest income	4,184	4,271	3,944
Provision for loan losses	0	94	22
Mortgage income	79,696	51,726	64,195
Title revenue	0	0	0
Other non-interest income	(2)	(61)	(10)
Allocated expenses	12,036	8,203	5,417
Non-interest expense	57,784	44,761	49,723
Income before income tax expense	14,058	2,878	12,967
Income tax expense	5,581	1,148	5,093
Net Income	8,477	1,730	7,874
Total loans and loans held for sale, net of unearned income	188,012	165,143	147,553
Total assets	256,888	194,156	173,131
Total deposits	4,917	5,196	2,970
Average assets	230,819	176,003	183,513
Operating Segments | LTC
Segment Reporting Information
Interest and dividend income	3	3	32
Interest expense	0	0	0
Net interest income	3	3	32
Provision for loan losses	0	0	0
Mortgage income	0	0	0
Title revenue	22,837	20,492	20,526
Other non-interest income	(7)	(1)	2
Allocated expenses	4,217	3,399	2,036
Non-interest expense	17,363	16,688	16,693
Income before income tax expense	1,253	407	1,831
Income tax expense	507	183	741
Net Income	746	224	1,090
Total loans and loans held for sale, net of unearned income	0	0	0
Total assets	27,095	26,017	25,257
Total deposits	0	0	0
Average assets	$ 25,671	$ 25,223	$ 25,478